1 Corporate information	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Corporate information
1	Corporate information

Afya Limited (“Afya”) and its subsidiaries (collectively, the “Company”) is a holding company incorporated under the laws of the Cayman Islands on March 22, 2019. Afya Limited became the holding company of Afya Participações S.A. (hereafter referred to as “Afya Brazil”), formerly denominated NRE Participações S.A., through the completion of the corporate reorganization described below.

Until the contribution of Afya Brazil shares to Afya Limited in July 2019, Afya Limited did not have commenced operations and had only nominal assets and liabilities and no material contingent liabilities or commitments. Accordingly, Afya Limited’s consolidated financial information substantially reflect the operations of Afya Brazil after the corporate reorganization.

The Company is formed by a network of higher education and post graduate institutions focused on medicine located in 18 Brazilian states forming the largest educational group by the number of medical seats in the country and by services that comprises the development and sale of electronically distributed educational courses on medicine science, related printed and technological educational content and mobile app subscription for digital medical content.

Corporate reorganization

On March 29, 2019, Afya Brazil merged (i) BR Health Participações S.A. (“BR Health”), a wholly-owned subsidiary of Bozano Educacional II Fundo de Investimento em Participações Multiestratégia (“Crescera”) that controlled Guardaya Empreendimentos and Participações S.A. (“Guardaya”) and was one of Afya Brazil’s shareholders; and (ii) Guardaya which owned 100% of Medcel Editora e Eventos S.A. (“Medcel Editora”) and CBB Web Serviços e Transmissões On Line S.A. (“CBB Web”), focused on medical residency preparation courses located in the state of São Paulo, resulting in the transfer to Afya Brazil of 100% of Medcel Editora and CBB Web and 15% of União Educacional do Planalto Central S.A. (“UEPC”), a medical school located in the Federal District. On June 18, 2019 Afya Brazil acquired an additional 15% interest in UEPC resulting in an interest of 30%.

On July 7, 2019, each of Afya Brazil´s shareholders had agreed to contribute their respective shares on Afya Brazil into Afya Limited, exchanging one common share into 28 Class A or Class B common shares of Afya Limited. The holders of the Class A common shares and Class B common shares have identical rights, except that (i) the holder of Class B common shares is entitled to 10 votes per share, whereas holders of Class A common shares are entitled to one vote per share, (ii) Class B common shares have certain conversion rights and (iii) the holders of Class B common shares are entitled to maintain their proportional ownership interest in the event that common shares and/or preferred shares are proposed to be issued. The holders of Class A common shares and Class B common shares vote together as a single class on all matters (including the election of directors) submitted to a vote of shareholders, unless otherwise required by law and subject to certain exceptions.

Initial public offering

On July 18, 2019, Afya Limited priced its initial public offering (“IPO”) of 13,744,210 Class A common shares, which began trading on the Nasdaq Global Select Market (“NASDAQ”) on July 19, 2019 under the symbol “AFYA”. On July 23, 2019, the underwriters exercised the option to buy an additional 2,061,631 Class A common shares to cover over-allotments, totaling 15,805,841 Class A common shares, which 13,888,887 Class A common shares were offered by Afya Limited and 1,916,954 Class A common shares were offered by the selling shareholders at the initial public offering price. The initial offering price was US$ 19.00 per Class A common share.

On July 23, 2019, the share capital of Afya Limited was increased by 13,888,887 Class A shares through the proceeds received as a result of the IPO of US$ 263,888 thousand (or R$ 992,778). The net proceeds from the IPO were US$ 242,711 thousand (or R$ 913,108), after deducting US$ 15,833 thousand (or R$ 59,566) in underwriting discounts and commissions and other offering expenses totaled US$ 5,344 thousand (or R$ 20,104). The share issuance costs totaled R$ 79,670.

Afya Limited transferred US$ 251,800 thousand (or R$ 961,438) of the net proceeds from the Cayman Islands to bank accounts in Brazil. These deposits are invested on first-line financial institutions in Brazil and are denominated in Brazilian reais.

Issuance of additional common shares

On February 6, 2020, Afya completed its follow-on public offering of 3,019,928 Class A common shares offered by the Company and 9,406,812 Class A common shares offered by the selling shareholders.

The offering price was US$ 27.50 per Class A common shares and gross proceeds of R$ 358,286 (US$ 83,048 thousand). The Company received net proceeds of R$ 339,648 (US$ 78,846 thousand), after deducting R$ 18,638 (US$ 4,202 thousand) in underwriting discounts, commissions and other offering expenses.

On March 10, 2020, the underwriters exercised their option to acquire additional 240,552 Class A common shares at the offering price, resulting in gross proceeds of R$ 30,884 (US$ 6,615 thousand). The net proceeds from the additional shares were R$ 29,819 (US$ 6,387 thousand), after deducting R$ 1,066 (U$ 228 thousand) in underwriting discounts and commissions.

Afya transferred R$ 294,312 (US$ 68,060 thousand) of the net proceeds to bank accounts in Brazil with an increase in the capital of Afya Brazil. These deposits were invested in first-line financial institutions in Brazil and are denominated in Brazilian reais.

Acquisitions in 2020

(i) On January 31, 2020, Afya Brazil acquired control of Sociedade Universitária Redentor S.A. ("UniRedentor"), through the acquisition of 100% of its shares. UniRedentor is a post-secondary education institution with governmental authorization to offer on-campus, undergraduate degrees and graduate programs in medicine and health, as well as other courses, in the State of Rio de Janeiro. See Note 5.

(ii) On May 5, 2020, Afya Brazil acquired control of Centro Universitário São Lucas Ltda. (“UniSL”), through the acquisition of 100% of its shares. UniSL is a post-secondary education institution with governmental authorization to offer on-campus, undergraduate courses in medicine and health, as well as other courses, in the State of Rondônia. See Note 5.

(iii) On July 20, 2020, Afya Brazil acquired control of PEBMED Instituição de Pesquisa Médica e Serviços Tecnológicos da Área da Saúde S.A. (“PEBMED”), through the acquisition of 100% of its shares. PEBMED offers content and clinical tools for healthcare professionals, including web portals and mobile apps. See Note 5.

(iv) On November 3, 2020, Afya Brazil acquired 100% of the total share capital of Faculdade de Ensino Superior da Amazônia Reunida (“FESAR”). FESAR is a post-secondary education institution with government authorization to offer on-campus, undergraduate courses in medicine and health, as well as other courses, in the State of Pará. See Note 5.

(v) On November 4, 2020, Afya Brazil acquired 100% of the total share capital of MedPhone Tecnologia em Saúde Ltda. (“MedPhone”). MedPhone is a clinical decision and leaflet consultation app in Brazil, that helps physicians, medical students and other healthcare professionals to make faster and more accurate decisions on a daily basis. See Note 5.

(vi) On November 9, 2020, Afya Brazil acquired 100% of the total share capital of Centro Superior de Ciências da Saúde S/S Ltda. (“FCMPB”). FCMPB is a post-secondary education institution with government authorization to offer on-campus, undergraduate courses in medicine in the State of Paraíba and medical course represented 99% of its net revenue in 2019. See Note 5.

Other acquisitions

(i) On October 22, 2020, Afya Brazil entered into a purchase agreement for the acquisition of 100% of the total share capital of Sociedade Padrão de Educação Superior Ltda., which includes UNIFIPMoc and Fip Guanambi (“SPES”). SPES is a post-secondary education institution with government authorization to offer on-campus, undergraduate courses in medicine in the States of Minas  Gerais and Bahia. The transaction is subject to conditions precedent before closing, of which had not occurred up to the issuance of these  financial statements. The purchase price is R$360,000, adjusted by the Net Debt at the closing date, of which: (i) 100% is payable in cash on the transaction closing date.

(ii) See Note 24 for for further information regarding other acquisitions concluded after December 31, 2020.

COVID-19

In December 2019, a novel strain of coronavirus (COVID-19) was reported to have emerged in Wuhan, China. COVID-19 has since spread to most of the countries around the globe, including every state in Brazil. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, and on March 20, 2020 the Brazilian federal government declared a national emergency with respect to COVID-19.

Since March 17, 2020, there has been some interruption of our on-campus activities due to Brazilian government authorities mandatory lockdowns. We managed to rapidly adapt our business to these unusual times, and although there has been an interruption of our on-campus activities, we are offering our non-practical educational activities to our students through our online platform (rather than on-site). Regarding the offering of practical classes, we quickly resumed our in-hospital and health care residency programs for fifth and sixth year students, which represents the largest portion of our practical curriculum. As of December 31, 2020, we have recorded deferred revenues of R$2,361 in advances from customers in the statement of financial position because some of our practical educational activities (particularly for students in the first to fourth years) that we provide in our on-campus labs and clinics were suspended and thus a portion of the net revenue should be deferred to the next year, in accordance with IFRS 15.

During 2020, the States of Rio de Janeiro, Pará, Tocantins, Piauí, Rondonia, Bahia and Maranhão had issued state decrees granting discounts to our students because of COVID-19. As of the date of these financial statements, these mandatory discounts have been suspended as their constitutionality has been challenged in the superior courts. As long as it has not been declared constitutional, we started to invoice our students without these discounts and, from March 2021, with the discount granted during 2020. Additionally, we are also facing individual and collective legal proceedings all across the country, which total R$ 6,545 during 2020 that are still pending on final legal decisions to be recovered.

As we continue to offer non-practical educational activities to our students through our platform and practical activities for fifth and sixth year students, through the same professors, staff and suppliers, we continue to charge our standard monthly tuitions fees. We are committed to deliver the best quality service, minimize the impacts of the COVID-19 pandemic on our students, employees and our local communities. In addition, as of the date of these financial statements, the COVID-19 pandemic has had no significant impact on the payment default rates of our students. We continue to support our students by providing special payment arrangements. Furthermore, there have been no significant impacts on our financial performance and position of assets and there have been no significant changes in our financial condition triggering impairment indicators in these financial statements.

The COVID-19 pandemic is still evolving, and Brazilian authorities may maintain a lockdown of our on-campus activities for a longer or undefined extended of period of time or impose a more severe lockdown, among other measures, all of which are outside of our control and may materially adversely affect our business and results of operations including the resumption of on-campus practical classes. We may also suffer labor shortages, particularly of our teaching faculty, which is mostly comprised of doctors that continue to have work shifts at hospitals and are consequently more exposed to COVID-19 than non-medical administrative staff. Furthermore, the COVID-19 pandemic is expect to cause a material and adverse effect on the general economic, financial, political, demographic and business conditions in Brazil, which may reduce the disposable income of our students and their families, and consequently (i) result in an adverse impact on the ability of our students (current and/or prospective) to pay our tuition fees and/or (ii) trigger an increase in our attrition rates.

While we are aware of the uncertainties created by the COVID-19 pandemic, we remain confident in our strategy, in the financial robustness of our business and in our contribution of high quality medical professionals who we believe will help our society overcome the COVID-19 pandemic and other future challenges.